Deferred revenue (Details)														1 Months Ended	12 Months Ended
	Jul. 06, 2020 oz	Jul. 06, 2020 oz kg	Mar. 02, 2020 USD ($) oz	Mar. 02, 2020 ZAR (R) oz USD ($)	Oct. 21, 2019 oz R / oz	Oct. 21, 2019 kg R / oz	Oct. 21, 2019 R / oz	Oct. 21, 2019 ZAR (R) R / oz	Apr. 11, 2019 USD ($) oz item	Apr. 11, 2019 ZAR (R) oz item	Sep. 19, 2018 USD ($)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) kg oz	Dec. 31, 2020 ZAR (R) kg R / kg oz	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ZAR (R)	Jul. 06, 2020 kg	Jul. 06, 2020 ZAR (R)	Oct. 21, 2019 ZAR (R)	Jun. 10, 2019 ZAR (R)	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz
Disclosure Of Contract Liabilities [Line Items]
Quantity of hedged instrument	52,185.2	52,185.2							105,906	105,906											1,623.1				3,294
Quantity per delivery	6,523.2	202.9			8,482	263.8			26,476	26,476
Number of forward contract deliveries | item									4	4
Reference price as percent of prevailing price							80.00%
Average Price					17,371	17,371	17,371	17,371															17,371
Balance at the beginning of the year																R 8,167,100,000	R 6,555,400,000
Deferred revenue advance received								R 1,100,000,000	$ 125,000,000	R 1,750,000,000				$ 500,000,000		770,600,000	2,859,300,000	R 6,555,400,000
BTT early settlement payment																(787,100,000)
Deferred revenue recognised during the period																(2,256,400,000)	(2,227,500,000)	(160,300,000)
Interest charge																349,200,000	352,300,000	160,300,000
Loss on BTT early settlement																186,200,000
Deferred revenue attributable to acquisition																	627,600,000
Balance at end of the period																6,429,600,000	8,167,100,000	6,555,400,000
Current portion of deferred revenue																(66,900,000)	(1,270,600,000)	(30,100,000)
Non-current contract liabilities																6,362,700,000	6,896,500,000	6,525,300,000
Western Platinum Limited [Member]
Disclosure Of Contract Liabilities [Line Items]
Quantity of hedged instrument | oz			72,886	72,886
Deferred revenue advance received			$ 50,000,000	R 771,000,000												R 770,600,000
Gold
Disclosure Of Contract Liabilities [Line Items]
Quantity of hedged instrument | kg																1,800
Quantity per delivery | kg															150	150
Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Expected life															67 years	67 years
Inferred resources, as a percent															50.00%	50.00%
Entitlement percentage															4.50%	4.50%
Monthly cash percentage															18.00%	18.00%
Monthly deferred revenue percentage															82.00%	82.00%
Leverage ratio threshold															3.5	3.5
Price averaging period															5 days	5 days
Deferred revenue advance received												$ 500,000,000	R 6,555,400,000
Deferred revenue recognised during the period																R (344,500,000)	(414,000,000)	R (160,300,000)
Wheaton Precious Metals International [Member] | Gold
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate																5.20%
Entitlement percentage															100.00%	100.00%
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate																11.50%
Expected life															6 years	6 years
Entitlement percentage															23.00%	23.00%
Monthly cash percentage															20.00%	20.00%
Balance at the beginning of the year																R 607,000,000
Deferred revenue advance received | $											$ 500,000,000								$ 50,000,000
Deferred revenue recognised during the period																R (18,800,000)	(62,100,000)
Deferred income recognised as of acquisition date																								R 627,600,000
Deferred revenue attributable to acquisition																				R 628,000,000
Balance at end of the period																	607,000,000
Minimum
Disclosure Of Contract Liabilities [Line Items]
Average Price																						27,700				1,200
Minimum | Western Platinum Limited [Member]
Disclosure Of Contract Liabilities [Line Items]
Average Price | $			700	700
Minimum | Gold
Disclosure Of Contract Liabilities [Line Items]
Average Price | R / kg																800,000
Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate																4.60%
Minimum | BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage															23.00%	23.00%
Monthly cash percentage															16.00%	16.00%
Basket price per oz | $															$ 106
Maximum
Disclosure Of Contract Liabilities [Line Items]
Average Price																						33,386				1,323
Maximum | Western Platinum Limited [Member]
Disclosure Of Contract Liabilities [Line Items]
Average Price | $			1,050	1,050
Maximum | Gold
Disclosure Of Contract Liabilities [Line Items]
Average Price | R / kg																1,080,000
Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate																5.20%
Maximum | BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage															38.00%	38.00%
Monthly cash percentage															20.00%	20.00%
Basket price per oz | $															$ 280
Advance Fully Utilised [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level															18.00%	18.00%
Monthly cash percentage, 2nd level															16.00%	16.00%
Monthly cash percentage, 3rd level															14.00%	14.00%
Monthly cash percentage, 4th level															10.00%	10.00%
Advance Not Fully Utilised [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level															22.00%	22.00%
Monthly cash percentage, 2nd level															20.00%	20.00%
Monthly cash percentage, 3rd level															18.00%	18.00%
Monthly cash percentage, 4th level															14.00%	14.00%
High Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage															1.00%	1.00%
High Range Of Product Delivery [Member] | Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz															550,000	550,000
Lowest Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage															4.50%	4.50%
Lowest Range Of Product Delivery [Member] | Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz															375,000	375,000
Middle Range Of Product Delivery [Member] | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage															2.25%	2.25%
Middle Range Of Product Delivery [Member] | Minimum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz															375,000	375,000
Middle Range Of Product Delivery [Member] | Maximum | Wheaton Precious Metals International [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz															550,000	550,000
Forward contract | Gold
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period																R (1,108,000,000)	R (1,751,400,000)
Forward contract | Platinum
Disclosure Of Contract Liabilities [Line Items]
Deferred revenue recognised during the period																R (785,100,000)
US Region/ Stillwater | Minimum
Disclosure Of Contract Liabilities [Line Items]
Useful Life Of Mine Plan															24 years	24 years	25 years	26 years
US Region/ Stillwater | Maximum
Disclosure Of Contract Liabilities [Line Items]
Useful Life Of Mine Plan															38 years	38 years	37 years	38 years